Income Tax Recovery (Details) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2021	Aug. 31, 2020	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions				$ 0	$ 15,164
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority			$ 8,600
Settlement with Taxing Authority [Member]
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions			$ 15,200
Payments for Other Taxes	$ 900	$ 7,700